SSGA Active Trust

One Congress Street

Boston, MA 02114

March 4, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SSGA Active Trust (“Registrant”)

File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the State Street® IG Public & Private Credit ETF, State Street® Short Duration IG Public & Private Credit ETF, State Street® Galaxy Digital Asset Ecosystem ETF, State Street® Galaxy Hedged Digital Asset Ecosystem ETF, State Street® Galaxy Transformative Tech Accelerators ETF and State Street® Bridgewater® All Weather® ETF, each a series of the above-referenced Registrant do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 252 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on February 25, 2026 with a designated effective date of March 1, 2026 (Accession No. 0001193125-26-072050).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary

Cc:	W. John McGuire, Esq.